Restatement of Prior Financial Statements (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Dec. 31, 2010 Predecessor [Member]	Dec. 31, 2011 As Reported [Member] Successor [Member]	Dec. 31, 2010 As Reported [Member] Predecessor [Member]	Dec. 31, 2011 Discontinued operations [Member] Successor [Member]	Dec. 31, 2010 Discontinued operations [Member] Predecessor [Member]	Dec. 31, 2011 Reclassified Amount [Member] Successor [Member]	Dec. 31, 2010 Reclassified Amount [Member] Predecessor [Member]	Dec. 31, 2011 Error Correction [Member] Successor [Member]	Dec. 31, 2010 Error Correction [Member] Predecessor [Member]	Dec. 31, 2011 As Corrected [Member] Successor [Member]	Dec. 31, 2010 As Corrected [Member] Predecessor [Member]
Casino											$ 285,169	$ 265,810	$ 276,837	$ 297,518	$ 308,410	$ (26,344)	$ (25,775)			$ (5,364)	$ (5,798)	$ 265,810	$ 276,837
Food and beverage											45,784	41,710	43,733	49,136	51,344	(7,426)	(7,611)			0	0	41,710	43,733
Lodging											29,227	25,222	23,588	33,042	31,778	(7,820)	(8,190)			0	0	25,222	23,588
Fuel and retail											74,971	76,241	65,830	91,684	80,838	(15,443)	(15,008)			0	0	76,241	65,830
Other											21,210	18,629	19,527	20,152	20,269	(890)	(742)			0	0	18,629	19,527
Total revenue											456,361	427,612	429,515	491,532	492,639	(57,923)	(57,326)	(633)	0	(5,364)	(5,798)	427,612	429,515
Promotional allowances											(53,185)	(49,025)	(49,123)	(59,632)	(60,766)	5,243	5,845			5,364	5,798	(49,025)	(49,123)
Net revenue	$ 97,716	$ 100,710	$ 103,045	$ 101,705	$ 93,437	$ 89,014	$ 100,074	$ 96,062	$ 403,176	$ 378,587	$ 403,176	$ 378,587	$ 380,392	$ 431,900	$ 431,873	$ (52,680)	$ (51,481)	$ (633)	$ 0	$ 0	$ 0	$ 378,587	$ 380,392